Taxation - Schedule of Income Tax Reconciliation (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
(Loss) profit before income taxes	$ (640,243)	$ (54,046,381)	$ (61,988,515)	$ (5,520,864)	$ 24,681,499
PRC statutory EIT rate			25.00%	25.00%	25.00%
Income tax (benefit) expenses computed at statutory EIT rate			$ (15,497,129)	$ (1,380,216)	$ 6,170,375
Valuation allowance			1,798,398		2,505
Effect of tax holidays			93,455	(2,209,107)	(5,617,858)
Temporary difference			13,369,701	1,586,726
Permanent difference			242,818	300,470	78,293
Income tax (benefit) expense		$ 1,834,911	$ 7,243	$ (1,702,127)	$ 633,315